Taxes recoverable/payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 293,461	R$ 257,130
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	134,624	111,963
Social Securitys Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	44,515	39,902
I R R F Withholding Income Tax On Financials Investments [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	63,361	49,468
Other Tax Payables [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 50,961	R$ 55,797